Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax benefit, percentage	50.00%
Deposit liabilities, description	Monthly deposits, at a rate of 8.33% of their monthly salary.
Severance expenses	$ 39,194	$ 36,456	$ 25,694
Warrants [Member]
Proceeds from issuance of warrants and stock options	2,542,262	2,241,112	176,594
Preferred shares
Proceeds from issuance of warrants and stock options			8,624,146
Warrants to purchase preferred shares			128,178
Stock Options [Member]
Proceeds from issuance of warrants and stock options	1,021,917	697,595	836,275